Fair Value Measurements - Summary of fair value of the derivative warrant liabilities (Detail) - Warrants [Member]	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities balances	$ 0
Issuance of derivative warrant liabilities	35,160,700
Change in fair value of derivative warrant liabilities	912,840
Derivative warrant liabilities at balances	36,073,540
Public Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities balances	0
Issuance of derivative warrant liabilities	19,769,110
Change in fair value of derivative warrant liabilities	461,450
Derivative warrant liabilities at balances	20,230,560
Private Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities balances	0
Issuance of derivative warrant liabilities	15,391,590
Change in fair value of derivative warrant liabilities	451,390
Derivative warrant liabilities at balances	$ 15,842,980